LEASES	12 Months Ended
Dec. 31, 2025
LEASES
LEASES

12. LEASES

The Company leases manufacturing facilities in various regions where the Company operates. The Company also leases land for construction and operations of solar power and battery energy storage systems, and leases office space, office equipment and motor vehicles for its sales and administrative functions.

The Company capitalizes lease costs to its project assets and solar power and battery energy storage systems, when such costs qualify for capitalization as during periods in which activities necessary to get the property ready for its intended use are in progress.

The leases considered as ROU assets have various terms of up to 50 years. The Company also has certain leases with terms of 12 months or less, which are not recorded on the balance sheets.

The components of lease expense were as follows:

	Years Ended December 31,
	2024	2025
Finance lease cost:
Amortization of finance lease ROU assets	$75,189	$13,410
Interest on finance lease liabilities	8,986	8,713
Operating fixed lease cost	24,992	38,083
Short-term lease cost	467	1,508
Total lease expense	$109,634	$61,714

Supplemental balance sheet information for leases is presented below:

		December 31,	December 31,
	Balance Sheet Location	2024	2025
Assets:
Operating lease ROU assets	Right-of-use assets	$280,420	$343,139
Land use rights, net	Right-of use assets	98,128	98,152
Total operating lease ROU assets		378,548	441,291

Finance lease ROU assets	Property, plant and equipment, net	178,151	159,192
Total finance lease ROU assets		$178,151	$159,192

Liabilities:
Operating lease	Operating lease liabilities – current	$21,327	$26,783
Operating lease	Operating lease liabilities – non-current	271,849	354,508
Total operating lease liabilities		$293,176	$381,291

Finance lease	Other current liabilities	$54,287	$30,791
Finance lease	Other non-current liabilities	132,106	110,729
Total finance lease liabilities		$186,393	$141,520

Other supplemental information related to leases is presented below:

	Years Ended December 31,
	2024	2025
Cash paid for amounts included in the measurement of lease liabilities
Operating cash outflows for finance leases	$(8,986)	$(8,713)
Operating cash outflows for operating leases	(15,032)	(14,012)
Financing cash outflows for finance leases	(72,211)	(48,036)
ROU assets obtained in exchange for new finance lease liabilities in non-cash transaction	89,787	—
ROU assets obtained in exchange for new operating lease liabilities in non-cash transaction	184,481	122,368
ROU assets disposed through early termination of operating leases in non-cash transaction	$(954)	$(7,655)

	December 31,	December 31,
	2024	2025
Weighted average remaining lease term - finance leases (in years)	6.8	6.8
Weighted average remaining lease term - operating leases (in years)	15.5	15.8
Weighted average discount rate - finance lease	5.3%	5.6%
Weighted average discount rate - operating lease	5.0%	4.2%

As of December 31, 2025, maturities of operating and finance lease liabilities were as follows:

	Operating	Finance	Total
	Leases	Leases	Leases
Year Ending December 31,
2026	$34,699	$36,758	$71,457
2027	34,064	26,504	60,568
2028	36,609	25,287	61,896
2029	39,614	24,061	63,675
2030	40,993	13,566	54,559
Thereafter	395,073	37,558	432,631
Total lease payments	581,052	163,734	744,786
Less: imputed interest	199,761	22,214	221,975
Present value of lease liabilities	$381,291	$141,520	$522,811

Analysis as:
Short-term	$26,783	$30,791	$57,574
Long-term	354,508	110,729	465,237
Total lease liabilities	$381,291	$141,520	$522,811